SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS For Short-Term Municipal Bond Fund (the "Fund) Classes A, B, C November 1, 2011 MIR111/P1101SP
(Short-Term Municipal Bond Fund)

Effective immediately, the following information replaces the table in the sub-section entitled "Performance" as set forth in the section "Short-Term Municipal Bond Fund Summary," on page 37 of the Fund's prospectus:

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Short-Term Municipal Bond Fund)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul 18, 2008	0.59%	3.38%	3.70%
Class A (after taxes on distributions)	Jul 18, 2008	0.57%	0.37%	3.69%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul 18, 2008	1.24%	3.39%	3.68%
Class C	Jul 18, 2008	0.87%	2.95%	2.88%
Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.49%	3.79%	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS For Short-Term Municipal Bond Fund (the "Fund) Classes A, B, C November 1, 2011 MIR111/P1101SP
(Short-Term Municipal Bond Fund)

Effective immediately, the following information replaces the table in the sub-section entitled "Performance" as set forth in the section "Short-Term Municipal Bond Fund Summary," on page 37 of the Fund's prospectus:

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Short-Term Municipal Bond Fund)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul 18, 2008	0.59%	3.38%	3.70%
Class A (after taxes on distributions)	Jul 18, 2008	0.57%	0.37%	3.69%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul 18, 2008	1.24%	3.39%	3.68%
Class C	Jul 18, 2008	0.87%	2.95%	2.88%
Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.49%	3.79%	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Short-Term Municipal Bond Fund))	0 Months Ended
Nov. 01, 2011
Class A
Average Annual Return:
1 Year	0.59%
5 Year	3.38%
10 Year	3.70%
Inception Date of Share Class	Jul 18, 2008
Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.57%
5 Year	0.37%
10 Year	3.69%
Inception Date of Share Class	Jul 18, 2008
Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.24%
5 Year	3.39%
10 Year	3.68%
Inception Date of Share Class	Jul 18, 2008
Class C
Average Annual Return:
1 Year	0.87%
5 Year	2.95%
10 Year	2.88%
Inception Date of Share Class	Jul 18, 2008
Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.49%
5 Year	3.79%
10 Year	3.51%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS For Short-Term Municipal Bond Fund (the "Fund) Classes A, B, C November 1, 2011 MIR111/P1101SP
(Short-Term Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following information replaces the table in the sub-section entitled "Performance" as set forth in the section "Short-Term Municipal Bond Fund Summary," on page 37 of the Fund's prospectus:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Short-Term Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Year	rr_AverageAnnualReturnYear05	3.38%
10 Year	rr_AverageAnnualReturnYear10	3.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
(Short-Term Municipal Bond Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Year	rr_AverageAnnualReturnYear05	0.37%
10 Year	rr_AverageAnnualReturnYear10	3.69%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
(Short-Term Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Year	rr_AverageAnnualReturnYear05	3.39%
10 Year	rr_AverageAnnualReturnYear10	3.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
(Short-Term Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Year	rr_AverageAnnualReturnYear05	2.95%
10 Year	rr_AverageAnnualReturnYear10	2.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 18, 2008
(Short-Term Municipal Bond Fund) | Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	3.51%